Cash and cash equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 4,867	$ 5,551
Short-term bank deposits	8,370	10,706
Money market funds, reverse repos and other cash equivalents	16,979	22,853
Total	$ 30,216	$ 39,110	$ 38,774	$ 40,246